Schedule of Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended														12 Months Ended				3 Months Ended		12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Restated		Dec. 31, 2011 Restated		Dec. 31, 2012 CDOs		Dec. 31, 2010 CDOs		Dec. 31, 2011 CDOs Restated		Dec. 31, 2012 Unlevered CDOs Segment		Dec. 31, 2010 Unlevered CDOs Segment		Dec. 31, 2011 Unlevered CDOs Segment Restated		Dec. 31, 2012 Senior Living	Dec. 31, 2010 Senior Living	Dec. 31, 2011 Senior Living Restated	Dec. 31, 2012 Non-recourse Other Segment		Dec. 31, 2010 Non-recourse Other Segment		Dec. 31, 2011 Non-recourse Other Segment Restated		Dec. 31, 2012 Recourse Segment		Dec. 31, 2010 Recourse Segment	Dec. 31, 2011 Recourse Segment Restated		Dec. 31, 2012 Unlevered Other Segment		Dec. 31, 2010 Unlevered Other Segment		Dec. 31, 2011 Unlevered Other Segment Restated		Dec. 31, 2012 Unlevered Excess MSRs Segment	Dec. 31, 2010 Unlevered Excess MSRs Segment	Dec. 31, 2011 Unlevered Excess MSRs Segment Restated	Dec. 31, 2012 Corporate Segment	Dec. 31, 2010 Corporate Segment	Dec. 31, 2011 Corporate Segment Restated	Dec. 31, 2012 Intersegment Elimination Segment		Dec. 31, 2010 Intersegment Elimination Segment		Dec. 31, 2011 Intersegment Elimination Segment Restated
Interest income		$ 59,186		$ 72,947	[1]	$ 77,956	[1]	$ 72,862	[1]	$ 72,297		$ 72,393	[1]	$ 72,203	[1]	$ 282,951			$ 300,272	$ 74,143	[2]	$ 291,036		$ 196,517	[3]	$ 226,717	[3]	$ 218,131	[3]	$ 490	[4]		[4]	$ 344	[4]				$ 72,343	[3],[5]	$ 72,773	[3],[5]	$ 73,364	[3],[5]	$ 8,984	[6]	$ 976	$ 2,234	[6]	$ 10,491	[7]	$ 1,653	[7]	$ 2,636	[7]				$ 170	$ 68	$ 167	$ (6,044)	[8]	$ (1,915)	[8]	$ (5,840)	[8]
Interest expense		21,886		28,411	[1]	29,462	[1]	30,165	[1]	31,533		32,587	[1]	38,165	[1]	109,924			172,219	35,750	[2]	138,035		56,607	[3]	108,437	[3]	86,110	[3]		[4]		[4]		[4]	1,688			51,278	[3],[5]	60,705	[3],[5]	53,252	[3],[5]	2,582	[6]	656	693	[6]		[7]	356	[7]	5	[7]				3,813	3,980	3,815	(6,044)	[8]	(1,915)	[8]	(5,840)	[8]
Net interest income		37,300		44,536	[1]	48,494	[1]	42,697	[1]	40,764		39,806	[1]	34,038	[1]	173,027			128,053	38,393	[2]	153,001		139,910	[3]	118,280	[3]	132,021	[3]	490	[4]		[4]	344	[4]	(1,688)			21,065	[3],[5]	12,068	[3],[5]	20,112	[3],[5]	6,402	[6]	320	1,541	[6]	10,491	[7]	1,297	[7]	2,631	[7]				(3,643)	(3,912)	(3,648)		[8]		[8]		[8]
Impairment (reversal)																(5,664)			(240,858)			1,110		(7,381)	[3]	(173,223)	[3]	(3,876)	[3]		[4]	16	[4]		[4]				4,119	[3],[5]	(38,561)	[3],[5]	8,469	[3],[5]		[6]	(60)		[6]	(2,402)	[7]	(29,030)	[7]	(3,483)	[7]								[8]		[8]		[8]
Other revenue		10,980		8,071	[1]	515	[1]	509	[1]	488		469	[1]	477	[1]	20,075			1,708	465	[2]	1,899			[3]		[3]		[3]		[4]		[4]		[4]	18,026			2,049	[3],[5]	1,708	[3],[5]	1,899	[3],[5]		[6]			[6]		[7]		[7]		[7]								[8]		[8]		[8]
Other income (loss)		4,632	[9]	234,008	[1],[9]	(4,882)	[1],[9]	28,536	[1],[9]	12,263	[9]	18,802	[1],[9]	45,469	[1],[9]	262,294	[9]		282,287	103,961	[2],[9]	180,495	[9]	259,688	[3]	289,158	[3]	171,963	[3]	337	[4]	475	[4]	3,739	[4]	(82)			930	[3],[5]	(5,491)	[3],[5]	2,561	[3],[5]		[6]	(663)		[6]	1,421	[7]	(1,269)	[7]	2,232	[7]					77			[8]		[8]		[8]
Property operating expenses		7,443		5,043	[1]	232	[1]	225	[1]	306		322	[1]	249	[1]	12,943			1,283	233	[2]	1,110			[3]		[3]		[3]		[4]		[4]		[4]	11,539			1,404	[3],[5]	1,283	[3],[5]	1,110	[3],[5]		[6]			[6]		[7]		[7]		[7]								[8]		[8]
Depreciation and amortization		4,586		2,385	[1]	2	[1]	2	[1]	1		3	[1]	4	[1]	6,975			79	4	[2]	12			[3]		[3]		[3]		[4]		[4]		[4]	5,784			1,191	[3],[5]	79	[3],[5]	12	[3],[5]		[6]			[6]		[7]		[7]		[7]								[8]		[8]
Other operating expenses		14,462		11,926	[1]	11,575	[1]	8,237	[1]	7,766		7,181	[1]	6,851	[1]	46,200			29,539	7,407	[2]	29,205		915	[3]	1,483	[3]	1,058	[3]	1	[4]		[4]		[4]	6,846			3,314	[3],[5]	3,160	[3],[5]	3,603	[3],[5]		[6]	4		[6]	45	[7]	(197)	[7]	19	[7]				35,079	25,089	24,525		[8]		[8]		[8]
Income (loss) from continuing operations		38,518		262,247	[1]	23,819	[1]	70,358	[1]	20,142		29,921	[1]	109,653	[1]	394,942			622,005	144,242	[2]	303,958		406,064	[3]	579,178	[3]	306,802	[3]	826	[4]	459	[4]	4,083	[4]	(7,913)			14,016	[3],[5]	42,324	[3],[5]	11,378	[3],[5]	6,402	[6]	(287)	1,541	[6]	14,269	[7]	29,255	[7]	8,327	[7]				(38,722)	(28,924)	(28,173)		[8]		[8]		[8]
Income (loss) from discontinued operations		18,461		10,974	[1]	6,620	[1]	3,113	[1]	554		22	[1]	20	[1]	39,168			(343)	(35)	[2]	561			[3]		[3]		[3]		[4]		[4]		[4]					[3],[5]	(536)	[3],[5]	46	[3],[5]		[6]			[6]	(68)	[7]	193	[7]	(57)	[7]	39,236		572					[8]		[8]		[8]
Net Income (Loss)																434,110		304,519	621,662			304,519		406,064	[3]	579,178	[3]	306,802	[3]	826	[4]	459	[4]	4,083	[4]	(7,913)			14,016	[3],[5]	41,788	[3],[5]	11,424	[3],[5]	6,402	[6]	(287)	1,541	[6]	14,201	[7]	29,448	[7]	8,270	[7]	39,236		572	(38,722)	(28,924)	(28,173)		[8]		[8]		[8]
Preferred dividends		(1,395)		(1,395)	[1]	(1,395)	[1]	(1,395)	[1]	(1,395)		(1,395)	[1]	(1,395)	[1]	(5,580)			(7,453)	(1,395)	[2]	(5,580)			[3]		[3]		[3]		[4]		[4]		[4]					[3],[5]		[3],[5]		[3],[5]		[6]			[6]		[7]		[7]		[7]				(5,580)	(7,453)	(5,580)		[8]		[8]		[8]
Excess of carrying amount of exchanged preferred stock over fair value of consideration paid	43,043																		43,043								[3]						[4]									[3],[5]											[7]							43,043					[8]
Income (Loss) Applicable to Common Stockholders		55,584		271,826	[1]	29,044	[1]	72,076	[1]	19,301		28,548	[1]	108,278	[1]	428,530			657,252	142,812	[2]	298,939		406,064	[3]	579,178	[3]	306,802	[3]	826	[4]	459	[4]	4,083	[4]	(7,913)			14,016	[3],[5]	41,788	[3],[5]	11,424	[3],[5]	6,402	[6]	(287)	1,541	[6]	14,201	[7]	29,448	[7]	8,270	[7]	39,236		572	(44,302)	6,666	(33,753)		[8]		[8]		[8]
Investments		3,448,919								3,316,618						3,448,919		3,316,618						1,411,731	[3]			2,408,252	[3]	5,998	[4]			3,940	[4]	181,887			755,421	[3],[5]			783,777	[3],[5]	1,049,029	[6]		244,916	[6]	107,189	[7]			18,751	[7]							(62,336)	[8]			(143,018)	[8]
Cash and restricted cash		233,962								262,387						233,962		262,387						2,064	[3]			105,040	[3]		[4]				[4]	9,720				[3],[5]				[3],[5]		[6]			[6]		[7]			9	[7]				222,178		157,347		[8]				[8]
Derivative Assets		165								1,954						165		1,954							[3]			1,954	[3]		[4]				[4]	165				[3],[5]				[3],[5]		[6]			[6]		[7]				[7]								[8]				[8]
Other assets		17,197								26,854						17,197		26,854						7,422	[3]			23,203	[3]	7	[4]			8	[4]	4,946			113	[3],[5]			116	[3],[5]	2,740	[6]		593	[6]	1,924	[7]			2,079	[7]				202		1,208	(157)	[8]			(353)	[8]
Assets of discontinued operations		245,069								43,986						245,069		43,986				43,986																																15		245,069		43,971
Total assets		3,945,312								3,651,799						3,945,312		3,651,799						1,421,217	[3]			2,538,449	[3]	6,005	[4]			3,948	[4]	196,718			755,534	[3],[5]			783,893	[3],[5]	1,051,769	[6]		245,509	[6]	109,113	[7]			20,845	[7]	245,069		43,971	222,380		158,555	(62,493)	[8]			(143,371)	[8]
Debt		(2,781,761)								(3,299,693)						(2,781,761)		(3,299,693)						(1,095,598)	[3]			(2,410,151)	[3]		[4]				[4]	(120,525)			(651,540)	[3],[5]			(748,118)	[3],[5]	(925,191)	[6]		(233,194)	[6]		[7]				[7]				(51,243)		(51,248)	62,336	[8]			143,018	[8]
Derivative Liabilities		(31,576)								(119,320)						(31,576)		(119,320)						(31,576)	[3]			(119,320)	[3]		[4]				[4]					[3],[5]				[3],[5]		[6]			[6]		[7]				[7]								[8]				[8]
Other liabilities		(58,435)								(36,467)						(58,435)		(36,467)						(5,681)	[3]			(12,705)	[3]		[4]				[4]	(5,084)			(2,684)	[3],[5]			(3,407)	[3],[5]	(171)	[6]		(23)	[6]	(3)	[7]			(5)	[7]				(44,969)		(20,680)	157	[8]			353	[8]
Liabilities of discontinued operations		(480)								(4,230)						(480)		(4,230)				(4,230)																												(74)				(44)		(406)		(4,186)
Total liabilities		(2,872,252)								(3,459,710)						(2,872,252)		(3,459,710)						(1,132,855)	[3]			(2,542,176)	[3]		[4]				[4]	(125,609)			(654,224)	[3],[5]			(751,525)	[3],[5]	(925,362)	[6]		(233,217)	[6]	(77)	[7]			(49)	[7]	(406)		(4,186)	(96,212)		(71,928)	62,493	[8]			143,371	[8]
Preferred Stock		(61,583)								(61,583)						(61,583)		(61,583)							[3]				[3]		[4]				[4]					[3],[5]				[3],[5]		[6]			[6]		[7]				[7]				(61,583)		(61,583)		[8]				[8]
GAAP book value		$ 1,011,477								$ 130,506						$ 1,011,477		$ 130,506						$ 288,362	[3]			$ (3,727)	[3]	$ 6,005	[4]			$ 3,948	[4]	$ 71,109			$ 101,310	[3],[5]			$ 32,368	[3],[5]	$ 126,407	[6]		$ 12,292	[6]	$ 109,036	[7]			$ 20,796	[7]	$ 244,663		$ 39,785	$ 64,585		$ 25,044		[8]				[8]

[1]	(A) The Income Available for Common Stockholders shown agrees with Newcastle's quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission. However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 9).
[2]	(C) Restated to correct the recording of the deconsolidation of CDO V as discussed in Note 3.
[3]	(A) Assets held within CDOs and other non-recourse structures are not available to satisfy obligations outside of such financings, except to the extent Newcastle receives net cash flow distributions from such structures. Furthermore, creditors or beneficial interest holders of these structures have no recourse to the general credit of Newcastle. Therefore, Newcastle's exposure to the economic losses from such structures is limited to its invested equity in them and economically their book value cannot be less than zero. Therefore, impairment recorded in excess of Newcastle's investment, which results in negative GAAP book value for a given non-recourse financing structure, cannot economically be incurred and will eventually be reversed through amortization, sales at gains, or as gains at the deconsolidation or termination of such non-recourse financing structure.
[4]	(B) Represents unlevered investments in CDO securities issued by Newcastle. These CDOs have been deconsolidated as Newcastle does not have the power to direct the relevant activities of the CDOs.
[5]	(C) The following table summarizes the investments and debt in the other non-recourse segment (See table Schedule of Segment Other Non-Recourse Investments and Debt). An aggregate face amount of $71.1 million and $157.0 million (carrying values of $62.3 million and $143.0 million), respectively, of debt represents financing provided by the CDO segment (and included as investments in the CDO segment), which is eliminated upon consolidation.
[6]	(D) The $925.2 million of recourse debt is comprised of (i) a $772.9 million repurchase agreement secured by $820.5 million carrying value of FNMA/FHLMC securities, (ii) a $1.4 million repurchase agreement secured by $21.0 million face amount of senior notes issued by Newcastle CDO VI, which was repurchased by Newcastle and is eliminated in consolidation and (iii) a $150.9 million repurchase agreement secured by $228.5 million carrying value of non-agency residential mortgage backed securities ("RMBS").
[7]	(E) The following table summarizes the investments in the unlevered other segment (See table Schedule of Investments in Unlevered Other Segment). During the year ended December 31, 2012, Newcastle purchased 17 non-agency RMBS with an aggregate face amount of $90.9 million for an aggregate purchase price of approximately $61.7 million, or an average price of 67.9% of par. As of December 31, 2012, these securities had an aggregate face amount of $89.3 million and a carrying value of $61.3 million.
[8]	(F) Represents the elimination of investments and financings and their related income and expenses between the CDO segment and other non-recourse segment as the corresponding inter-segment investments and financings are presented on a gross basis within each of these segments.
[9]	(B) Including equity in earnings of unconsolidated subsidiaries.